Income Taxes	9 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Income Taxes

13. Income Taxes

During the year ended December 31, 2019 and nine months ended September 30, 2020, the Company recorded a full valuation allowance on federal and state deferred tax assets since management does not forecast the Company to be in a profitable position in the near future.